COMMITMENTS and CONTINGENCIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Construction in progress
Litigation Settlement [Line Items]
Contractual capital commitments	$ 34.5	$ 8.7